STOCK OPTION RESERVE	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
STOCK OPTION RESERVE

NOTE 13. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the six months ended September 30, 2023 and 2022:

	Six Months Ended September 30,
	2023		2022
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of period	$—	$21,204	$11,659	$16,928
Share-based compensation expense	—	1,512	—	2,401
Settled in iOx exchange	—	—	(11,659)	—
Balance, end of period	$—	$22,716	$—	$19,329

Stock Options and Restricted Stock Units

On June 25, 2020, at the annual meeting of shareholders, the Company’s incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the Company’s directors to fix the option exercise price and to issue stock options under the plan as appropriate. The Company’s 2020 Stock Option Plan was a 10% rolling stock option plan under which the Company’s directors were authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units (“RSUs”) and dividend equivalent rights (the “2021 Equity Incentive Plan”). The aggregate number of equity securities, which may be issued under the 2021 Equity Incentive Plan has not been changed.  Pursuant to the 2021 Equity Incentive Plan, on January 13, 2021, the Company granted an aggregate of 868,000 stock options exercisable at a price of $17.75 per share, representing the closing price of the shares on the day immediately preceding the grant date, which expire on January 13, 2031 to various directors, officers and consultants of the Company. 350,000 options granted to members of the Board vest 1/3 on grant date, 1/3 on the first anniversary of the grant and 1/3 on the second anniversary of the grant. 518,000 options granted to consultants (one of whom is also a director of the Company) vest 1/3 on each of the first three anniversaries of the grant date.

Additionally, the Company granted 243,000 RSUs on January 13, 2021, with a fair value of $17.75 per share, which was the closing price on the day immediately preceding the grant date. The RSUs vested on the date of grant, but the underlying ordinary shares will not be settled and delivered to the holder of the RSUs until one of four of the following conditions are met: (1) a Change in Control (as defined in the Amended and Restated 2021 Equity Incentive Plan (defined below)), (2) the participant’s Separation from Service (as defined in the Amended and Restated 2021 Equity Incentive Plan), (3) the participant’s death, or (4) the participant’s Disability (as defined in the Amended and Restated 2021 Equity Incentive Plan) (collectively, the “Settlement Triggers”).  In accordance with IFRS 2, “Share-based Payment,” the Company recognized compensation expense of $4.3 million in the year ended March 31, 2021, in connection with the RSU grants.

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated 2021 Equity Incentive Plan”). The Amended and Restated 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of ordinary shares available for awards to 2,001,812, which is equal to 15% of the issued and outstanding ordinary shares of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of ordinary shares not to exceed an additional 5% of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options under the Amended and Restated 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

Pursuant to the Amended and Restated 2021 Equity Incentive Plan, on January 19, 2022, the Company granted an aggregate of 302,000 stock options exercisable at a price of $10.22 per share, representing the average price of the Company’s ordinary shares on the grant date, which expire on January 19, 2032, to various directors, officers and consultants of the Company. A total of 13,800 of the 302,000 stock options were granted to two members of the Board and vest on the first anniversary of the grant date. The balance of 288,200 stock options was granted to employees (one of whom is also a director of the Company), and a consultant, and such stock options vest ratably on each of the first four annual anniversaries of the grant date.

Additionally, the Company granted 135,740 RSUs to employees (one of whom is also a director of the Company) on January 19, 2022, with a fair value of $10.22 per share, representing the average price of the shares on the grant date. The RSUs were fully vested and nonforfeitable as of the grant date, will be settled and delivered in accordance with the Settlement Triggers and will expire on January 19, 2032.

On February 15, 2022, James Mellon, Linda Kozick and Mark Simon were appointed to the Board. Mr. Mellon owned approximately 23.9% of the Company’s outstanding shares at that date. Additionally, Mr. Mellon had previously served as a member of the Board from 2016 to August 14, 2020. On February 15, 2022, in connection with the appointments, each of these directors was granted 13,800 non-qualified stock options, which vest ratably monthly over a three-year period. The options have an exercise price of $8.59 per share, representing the average price of the shares on the grant date, and will expire, if unexercised, on February 15, 2032.

On June 8, 2022, the Company granted 50,000 options to purchase shares to an executive of the Company. The options have an exercise price of $11.00, the average price of the stock on that date, vest ratably on each of the first four anniversaries of the grant date and will expire, if unexercised, on June 8, 2032.

On July 27, 2022, the Company granted 15,900 options to purchase shares to a member of the Board. The options have an exercise price of $10.06, the average price of the stock on that date, vest ratably on each monthly anniversary of the grant date in the three year period following the grant date and will expire, if unexercised, on July 27, 2032.

On March 30, 2023, the Board unanimously approved to increase the maximum number of ordinary shares reserved for issuance under the Amended and Restated 2021 Equity Incentive Plan. The aggregate number of shares reserved for awards under the Amended and Restated 2021 Equity Incentive Plan was increased by 879,180 shares, which represented 5% of ordinary shares outstanding on March 29, 2023, to 2,880,992, which is equal to 16% of the issued and outstanding ordinary shares in the capital of the Company as of September 30, 2023. Of the 2,880,992 reserved shares, 2,342,160 shares were reserved for awards previously granted and 538,832 shares remained available for future awards.

On March 30, 2023, the Company granted an aggregate of 746,120 stock options exercisable at a price of $2.92 per share, representing the average price of the shares on the grant date, which expire on March 30, 2033, to various directors, officers and a consultant of the Company. 14,600 options to purchase ordinary shares, totaling 87,600, were granted to each non-executive member of the Board and vest on the first anniversary of the grant date. A total of 651,020 stock options were granted to employees (including Mr. Walters, who is Chairman of the Board of Directors), and a consultant, and such stock options vest ratably on each of the first four annual anniversaries of the grant date. The balance of 7,500 stock options were also granted to a consultant, which was fully vested as of the grant date.

(b)	The changes in the number of options issued for the six months ended September 30, 2023 and 2022 were:

	Six Months Ended September 30,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of period	1,963,420	1,151,400	—	1,275
Granted	—	65,900	—	—
Expired or forfeited	—	—	—	(1,275)
Balance, end of period	1,963,420	1,217,300	—	—
Exercisable, end of period	769,213	414,930	—	—

(c)	The following is the weighted average exercise price and the remaining contractual life for outstanding options by plan as of September 30, 2023 and 2022:

	As of September 30,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.53	15.19	$—	$—
Weighted average remaining contractual life (in years)	8.36	8.66	—	—

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of September 30, 2023 and March 31, 2023, except for 7,500 vested options and 738,620 unvested options as of March 31, 2023.

The Company recorded approximately $0.7 million and $1.2 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three months ended September 30, 2023 and 2022, respectively. The Company recorded approximately $1.5 million and $2.4 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the six months ended September 30, 2023 and 2022, respectively. The Company expects to record additional share-based compensation expense of approximately $2.6 million through March 2027 with respect to the Amended and Restated 2021 Equity Incentive Plan.

As of September 30, 2022, the Company’s iOx stock option plan was fully vested. The iOx stock option plan expired on May 5, 2022 and all outstanding stock option awards issued under the iOx stock option plan expired.